Note 4 - Fair Value Measurements - Items Measured at Fair Value on a Recurring Basis (Details) - Money Market Funds [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents
Money market mutual funds	$ 162	$ 161
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Money market mutual funds	$ 162	$ 161